Condensed Consolidated Financial Information Condensed Consolidated Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Consolidated Financial Information [Abstract]
Condensed Balance Sheet [Table Text Block]
CONDENSED CONSOLIDATED BALANCE SHEET
December 31, 2014

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total Company
	(In thousands)
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$—	$25,379	$15,596	$—	$40,975
Contracts-in-transit and vehicle receivables, net	—	218,361	19,087	—	237,448
Accounts and notes receivable, net	—	117,427	33,903	—	151,330
Intercompany accounts receivable	—	276,217	—	(276,217)	—
Inventories, net	—	1,342,022	214,683	—	1,556,705
Deferred income taxes	196	10,866	—	—	11,062
Prepaid expenses and other current assets	590	22,039	15,070	—	37,699
Total current assets	786	2,012,311	298,339	(276,217)	2,035,219
PROPERTY AND EQUIPMENT, net	—	839,063	111,325	—	950,388
GOODWILL	—	700,642	129,735	—	830,377
INTANGIBLE FRANCHISE RIGHTS	—	257,502	46,445	—	303,947
INVESTMENT IN SUBSIDIARIES	1,964,442	—	—	(1,964,442)	—
OTHER ASSETS	—	10,120	11,441	—	21,561
Total assets	$1,965,228	$3,819,638	$597,285	$(2,240,659)	$4,141,492

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Floorplan notes payable — credit facility and other	$—	$1,137,743	$5,503	$—	$1,143,246
Offset account related to floorplan notes payable - credit facility	—	(39,616)	—	—	(39,616)
Floorplan notes payable — manufacturer affiliates	—	207,329	100,327	—	307,656
Offset account related to floorplan notes payable - manufacturer affiliates	—	(22,500)	—	—	(22,500)
Current maturities of long-term debt and short-term financing	—	61,185	11,445	—	72,630
Accounts payable	—	176,143	112,177	—	288,320
Intercompany accounts payable	295,421	—	276,217	(571,638)	—
Accrued expenses	—	149,700	22,763	—	172,463
Total current liabilities	295,421	1,669,984	528,432	(571,638)	1,922,199
LONG-TERM DEBT, net of current maturities	609,812	347,202	51,823	—	1,008,837
LIABILITIES FROM INTEREST RATE RISK MANAGEMENT ACTIVITIES	—	25,311	—	—	25,311
DEFERRED INCOME TAXES AND OTHER LIABILITIES	—	193,077	14,058	—	207,135
STOCKHOLDERS’ EQUITY:
Group 1 stockholders’ equity	1,059,995	1,879,485	2,972	(1,964,442)	978,010
Intercompany note receivable	—	(295,421)	—	295,421	—
Total stockholders’ equity	1,059,995	1,584,064	2,972	(1,669,021)	978,010
Total liabilities and stockholders’ equity	$1,965,228	$3,819,638	$597,285	$(2,240,659)	$4,141,492
CONDENSED CONSOLIDATED BALANCE SHEET
December 31, 2013

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total Company
	(In thousands)
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$—	$4,306	$15,909	$—	$20,215
Contracts-in-transit and vehicle receivables, net	—	217,462	7,694	—	225,156
Accounts and notes receivable, net	—	104,732	30,326	—	135,058
Intercompany accounts receivable	—	212,592	—	(212,592)	—
Inventories, net	—	1,339,062	203,256	—	1,542,318
Deferred income taxes	2,279	18,871	—	—	21,150
Prepaid expenses and other current assets	619	9,974	13,448	—	24,041
Total current assets	2,898	1,906,999	270,633	(212,592)	1,967,938
PROPERTY AND EQUIPMENT, net	—	715,586	80,770	—	796,356
GOODWILL	—	612,469	124,834	—	737,303
INTANGIBLE FRANCHISE RIGHTS	—	216,412	85,093	—	301,505
INVESTMENT IN SUBSIDIARIES	1,710,185	—	—	(1,710,185)	—
OTHER ASSETS	—	14,891	1,485	—	16,376
Total assets	$1,713,083	$3,466,357	$562,815	$(1,922,777)	$3,819,478

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Floorplan notes payable — credit facility and other	$—	$1,125,030	$18,074	$—	$1,143,104
Offset account related to floorplan notes payable - credit facility	—	(56,198)	—	—	(56,198)
Floorplan notes payable — manufacturer affiliates	—	248,584	97,988	—	346,572
Current maturities of long-term debt and short-term financing	—	24,428	11,797	—	36,225
Accounts payable	—	158,124	96,806	—	254,930
Intercompany accounts payable	292,498	—	212,592	(505,090)	—
Accrued expenses	—	118,529	22,014	—	140,543
Total current liabilities	292,498	1,618,497	459,271	(505,090)	1,865,176
LONG-TERM DEBT, net of current maturities	304,637	328,090	30,962	—	663,689
LIABILITIES FROM INTEREST RATE RISK MANAGEMENT ACTIVITIES	—	26,078	—	—	26,078
DEFERRED INCOME TAXES AND OTHER LIABILITIES	—	171,141	29,125	—	200,266
TEMPORARY EQUITY - Redeemable equity portion of the 3.00% Convertible Senior Notes	29,094	—	—	—	29,094
STOCKHOLDERS’ EQUITY:
Group 1 stockholders’ equity	1,086,854	1,615,049	43,457	(1,710,185)	1,035,175
Intercompany note receivable	—	(292,498)	—	292,498	—
Total stockholders’ equity	1,086,854	1,322,551	43,457	(1,417,687)	1,035,175
Total liabilities and stockholders’ equity	$1,713,083	$3,466,357	$562,815	$(1,922,777)	$3,819,478

Condensed Income Statement [Table Text Block]
CONDENSED CONSOLIDATED STATEMENTS OF INCOME
Year Ended December 31, 2014

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total Company
	(In thousands)
REVENUES:	$—	$8,175,242	$1,762,647	$—	$9,937,889
COST OF SALES:	—	6,929,334	1,560,617	—	8,489,951
GROSS PROFIT	—	1,245,908	202,030	—	1,447,938
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	2,796	883,442	175,726	—	1,061,964
DEPRECIATION AND AMORTIZATION EXPENSE	—	36,701	5,643	—	42,344
ASSET IMPAIRMENTS	—	15,571	25,949	—	41,520
INCOME (LOSS) FROM OPERATIONS	(2,796)	310,194	(5,288)	—	302,110
OTHER EXPENSE:
Floorplan interest expense	—	(34,061)	(7,553)	—	(41,614)
Other interest expense, net	2,272	(46,517)	(5,448)	—	(49,693)
Loss on extinguishment of long-term debt	—	(46,403)	—	—	(46,403)
INCOME (LOSS) BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF SUBSIDIARIES	(524)	183,213	(18,289)	—	164,400
(PROVISION) BENEFIT FOR INCOME TAXES	196	(77,911)	6,319	—	(71,396)
EQUITY IN EARNINGS OF SUBSIDIARIES	93,332	—	—	(93,332)	—
NET INCOME (LOSS)	$93,004	$105,302	$(11,970)	$(93,332)	$93,004
COMPREHENSIVE INCOME (LOSS)	—	(4,059)	(26,248)	—	(30,307)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO PARENT	$93,004	$101,243	$(38,218)	$(93,332)	$62,697
CONDENSED CONSOLIDATED STATEMENTS OF INCOME
Year Ended December 31, 2013

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total Company
	(In thousands)
REVENUES:	$—	$7,353,340	$1,565,241	$—	$8,918,581
COST OF SALES:	—	6,236,925	1,389,110	—	7,626,035
GROSS PROFIT	—	1,116,415	176,131	—	1,292,546
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	7,922	817,907	151,027	—	976,856
DEPRECIATION AND AMORTIZATION EXPENSE	—	31,670	4,156	—	35,826
ASSET IMPAIRMENTS	—	6,542	—	—	6,542
INCOME (LOSS) FROM OPERATIONS	(7,922)	260,296	20,948	—	273,322
OTHER EXPENSE:
Floorplan interest expense	—	(33,789)	(7,878)	—	(41,667)
Other interest expense, net	1,846	(37,982)	(2,835)	—	(38,971)
Other expense, net	—	—	(789)	—	(789)
INCOME (LOSS) BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF SUBSIDIARIES	(6,076)	188,525	9,446	—	191,895
(PROVISION) BENEFIT FOR INCOME TAXES	2,277	(73,092)	(7,088)	—	(77,903)
EQUITY IN EARNINGS OF SUBSIDIARIES	117,791	—	—	(117,791)	—
NET INCOME (LOSS)	$113,992	$115,433	$2,358	$(117,791)	$113,992
COMPREHENSIVE INCOME (LOSS)	—	13,081	(31,701)	—	(18,620)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO PARENT	$113,992	$128,514	$(29,343)	$(117,791)	$95,372
CONDENSED CONSOLIDATED STATEMENTS OF INCOME
Year Ended December 31, 2012

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Total Company
	(In thousands)
REVENUES:	$—	$6,953,859	$522,241	$—	$7,476,100
COST OF SALES:	—	5,899,739	459,109	—	6,358,848
GROSS PROFIT	—	1,054,120	63,132	—	1,117,252
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	4,561	790,904	52,981	—	848,446
DEPRECIATION AND AMORTIZATION EXPENSE	—	29,137	2,397	—	31,534
ASSET IMPAIRMENTS	—	7,276	—	—	7,276
INCOME (LOSS) FROM OPERATIONS	(4,561)	226,803	7,754	—	229,996
OTHER EXPENSE:
Floorplan interest expense	—	(30,736)	(1,060)	—	(31,796)
Other interest expense, net	—	(36,831)	(634)	—	(37,465)
INCOME (LOSS) BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF SUBSIDIARIES	(4,561)	159,236	6,060	—	160,735
(PROVISION) BENEFIT FOR INCOME TAXES	1,709	(60,503)	(1,732)	—	(60,526)
EQUITY IN EARNINGS OF SUBSIDIARIES	103,061	—	—	(103,061)	—
NET INCOME (LOSS)	$100,209	$98,733	$4,328	$(103,061)	$100,209
COMPREHENSIVE INCOME (LOSS)	—	(5,664)	1,843	—	(3,821)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO PARENT	$100,209	$93,069	$6,171	$(103,061)	$96,388

Condensed Cash Flow Statement [Table Text Block]
CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS
Year Ended December 31, 2014

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Company
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(327)	$235,236	$(36,621)	$198,288
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid in acquisitions, net of cash received		(306,364)	(30,187)	(336,551)
Proceeds from disposition of franchises, property and equipment	—	141,147	3,450	144,597
Purchases of property and equipment, including real estate	—	(140,407)	(9,985)	(150,392)
Other	—	(4,705)	—	(4,705)
Net cash used in investing activities	—	(310,329)	(36,722)	(347,051)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on credit facility - floorplan line and other	—	7,832,014	—	7,832,014
Repayments on credit facility - floorplan line and other	—	(7,802,719)	—	(7,802,719)
Borrowings on credit facility - acquisition line	389,368	—	—	389,368
Repayment on credit facility - acquisition line	(379,681)	—	—	(379,681)
Borrowings on real estate credit facility	—	200	—	200
Principal payments on real estate credit facility	—	(9,917)	—	(9,917)
Net borrowings on 5.00% Senior Unsecured Notes	539,600	—	—	539,600
Debt issue costs	(1,881)	—	—	(1,881)
Repurchase of 3.00% Convertible Notes	(260,074)	—	—	(260,074)
Proceeds from Call/Warrant Unwind related to 3.00% Convertible Notes	32,697	—	—	32,697
Conversion and redemption of 2.25% Convertible Notes	(182,756)	—	—	(182,756)
Borrowings on other debt	—	—	91,137	91,137
Principal payments on other debt	—	—	(85,905)	(85,905)
Borrowings on debt related to real estate	—	86,522	25,457	111,979
Principal payments on debt related to real estate loans	—	(33,143)	(16,890)	(50,033)
Employee stock purchase plan purchases, net of employee tax withholdings	(321)	—	—	(321)
Repurchases of common stock, amounts based on settlement date	(36,802)	—	—	(36,802)
Tax effect from stock-based compensation	—	1,841	—	1,841
Dividends paid	(17,097)	—	—	(17,097)
Borrowings (repayments) with subsidiaries	78,199	(141,824)	63,625	—
Investment in subsidiaries	(160,925)	161,073	(148)	—
Distributions to parent	—	2,119	(2,119)	—
Net cash provided by financing activities	327	96,166	75,157	171,650
EFFECT OF EXCHANGE RATE CHANGES ON CASH	—	—	(2,127)	(2,127)
NET INCREASE IN CASH AND CASH EQUIVALENTS	—	21,073	(313)	20,760
CASH AND CASH EQUIVALENTS, beginning of period	—	4,306	15,909	20,215
CASH AND CASH EQUIVALENTS, end of period	$—	$25,379	$15,596	$40,975

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS
Year Ended December 31, 2013

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Company
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(3,797)	$47,525	$8,644	$52,372
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid in acquisitions, net of cash received	—	(131,654)	(138,206)	(269,860)
Proceeds from disposition of franchises, property and equipment	—	102,069	117	102,186
Purchases of property and equipment, including real estate	—	(73,615)	(29,243)	(102,858)
Other	—	1,878	—	1,878
Net cash used in investing activities	—	(101,322)	(167,332)	(268,654)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on credit facility - floorplan line and other	—	6,379,328	—	6,379,328
Repayments on credit facility - floorplan line and other	—	(6,153,677)	—	(6,153,677)
Borrowings on credit facility - acquisition line	60,000	—	—	60,000
Borrowings on real estate credit facility	—	19,640	—	19,640
Principal payments on real estate credit facility	—	(8,597)	—	(8,597)
Borrowings of other debt	—	—	10,289	10,289
Principal payments of other debt	—	—	(71,170)	(71,170)
Principal payments of long-term debt related to real estate loans	—	(21,038)	(15,940)	(36,978)
Borrowings of debt related to real estate	—	27,925	27,420	55,345
Employee stock purchase plan purchases, net of employee tax withholdings	(1,822)	—	—	(1,822)
Repurchases of common stock, amounts based on settlement date	(3,553)	—	—	(3,553)
Tax effect from stock-based compensation	—	2,993	—	2,993
Dividends paid	(15,805)	—	—	(15,805)
Borrowings (repayments) with subsidiaries	50,651	(278,850)	228,199	—
Investment in subsidiaries	(85,674)	86,038	(364)	—
Distributions to parent	—	—	—	—
Net cash provided by financing activities	3,797	53,762	178,434	235,993
EFFECT OF EXCHANGE RATE CHANGES ON CASH	—	—	(4,146)	(4,146)
NET INCREASE IN CASH AND CASH EQUIVALENTS	—	(35)	15,600	15,565
CASH AND CASH EQUIVALENTS, beginning of period	—	4,341	309	4,650
CASH AND CASH EQUIVALENTS, end of period	$—	$4,306	$15,909	$20,215

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS
Year Ended December 31, 2012

	Group 1 Automotive, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Company
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(2,851)	$(78,501)	$6,030	$(75,322)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid in acquisitions, net of cash received	—	(155,299)	(22,657)	(177,956)
Proceeds from disposition of franchises, property and equipment	—	39,122	75	39,197
Purchases of property and equipment, including real estate	—	(84,933)	(3,558)	(88,491)
Other	—	2,792	—	2,792
Net cash used in investing activities	—	(198,318)	(26,140)	(224,458)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on credit facility - floorplan line and other	—	5,700,108	—	5,700,108
Repayments on credit facility - floorplan line and other	—	(5,453,148)	—	(5,453,148)
Borrowings on credit facility - acquisition line	—	—	—	—
Repayment on credit facility - acquisition line	—	—	—	—
Borrowings on real estate credit facility	—	18,080	—	18,080
Principal payments on real estate credit facility	—	(2,406)	—	(2,406)
Principal payments of long-term debt related to real estate loans	—	(13,098)	(2,099)	(15,197)
Borrowings of long-term debt related to real estate loans	—	62,895	7,790	70,685
Principal payments of other debt	—	(3,846)	(938)	(4,784)
Borrowings of other debt	—	275	—	275
Employee stock purchase plan purchases, net of employee tax withholdings	(915)	—	—	(915)
Repurchases of common stock, amounts based on settlement date	(11,317)	—	—	(11,317)
Tax effect from stock-based compensation	—	2,875	—	2,875
Dividends paid	(13,433)	—	—	(13,433)
Borrowings (repayments) with subsidiaries	145,184	(146,525)	1,341	—
Investment in subsidiaries	(116,668)	108,039	8,629	—
Distributions to parent	—	1,049	(1,049)	—
Net cash provided by financing activities	2,851	274,298	13,674	290,823
EFFECT OF EXCHANGE RATE CHANGES ON CASH	—	—	(1,288)	(1,288)
NET INCREASE IN CASH AND CASH EQUIVALENTS	—	(2,521)	(7,724)	(10,245)
CASH AND CASH EQUIVALENTS, beginning of period	—	6,862	8,033	14,895
CASH AND CASH EQUIVALENTS, end of period	$—	$4,341	$309	$4,650